FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    June 26, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Fixed-Income Trust (the trust):

            Fidelity Investment Grade Bond Fund

            Fidelity Short-Term Bond Fund

            Spartan Government Income Fund

            Fidelity High Income Fund

            Spartan Short-Intermediate Government Fund (the funds)

            File No. 2-41839 and 811-2105

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fundS do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary